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          THIS DOCUMENT IS A COPY OF THE 24F-2 FILED ON MARCH 1, 1996
              PURSUANT TO A RULE 201 TEMPORARY HARDSHIP EXEMPTION.


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1. Name and address of issuer:          Prairie Institutional Funds
                                        Three First National Plaza
                                        Chicago, Illinois 60670
                                        ----------------------------------------
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2. Name of each series or class of funds for which this notice is filed:

   Prairie Institutional Funds (Cash Management Fund, Treasury Prime
   Cash Management Fund, U.S. Government Securities Cash Management Fund)

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3. Investment Company Act File Number:      811-7235
                                            ------------------------------------

   Securities Act File Number:    33-56247
                                  -------------------------------
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4. Last day of the fiscal year for which this
   notice is filed:                             December 31, 1995
                                                ---------------------------
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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration:

                                                  [ ]
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6. Date of termination of issuer's declaration under rule 24F-2 (a)(1), if applicable:

                             ----------------------
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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule
   24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                                                       0
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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:
                                       0
                            ------------------------
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9. Number and aggregate sale price of securities sold during the fiscal year:

                                     Shares             4,723,411,320.00
                                     Price             $4,723,411,320.00
                            ------------------------
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
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                        Shares                4,723,411,320.00

                                        Price                $4,723,411,320.00
                               ------------------------
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                         Shares                   3,205,916.00

                                         Price                   $3,205,916.00
                               ------------------------
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12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during the
          fiscal year in reliance on rule 24F-2:             $4,723,411,320.00
                                                             -----------------
    (ii)  Aggregate price of shares issued in connection
          with dividend reinvestment plans:                      $3,205,916.00
                                                             -----------------
    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year:                            $4,348,312,151.00
                                                             -----------------
    (iv)  Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to rule 24E-2:                                   $0.00
                                                             -----------------
    (v)   Net aggregate price of securities sold and issued
          during the fiscal year in reliance on rule 24F-2:    $378,305,085.00
                                                             -----------------
    (vi)  Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law or
          registration:                                                  /2900
                                                             -----------------
    (vii) Fee Due:                                                 $130,450.03
                                                             -----------------
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures

                                                             /  /

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*
                             --------------------------------------------------

                             D'Ray Brewer, Vice President
                             --------------------------------------------------
    Date 02/29/96
         -------------------

    *Please print the name and title of the signing officer below the signature.
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
                 STROOCK & STROOCK & LAVAN

                    SEVEN HANOVER SQUARE
                NEW YORK, NEW YORK 10004-2696

February 28, 1996

Prairie Institutional Funds
Three First National Plaza
Chicago, Illinois 60670

Ladies and Gentlemen:

We are general counsel to your company (the "Fund"). This letter is in response to your request for our opinion in connection with the filing by you of a "Rule 24f-2 Notice" pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. In such notice you have reported the sale during the fiscal year ended December 31, 1995 of an aggregate amount of shares of each Series of the Fund as set forth on Exhibit A hereto
(the "Shares").

We have acted as counsel to the Fund since its organization and in connection with the filing by the Fund of a registration statement, and amendments thereto, with the Securities and Exchange Commission under the Securities Act of 1933, as amended. In so acting, we have examined a copy of the Fund's charter documents, the Rule 24f-2 Notice, the original or reproduced or certified copies of all such records of the Fund, agreements, certificates of officers and representatives of the Fund and others, and such other documents, papers, statutes, and authorities as we deemed necessary to form a basis for the opinion hereinafter expressed. As to matters of fact relevant to such opinion, we have relied upon the Rule 24f-2 Notice and statements and certificates of officers and representatives of the Fund and others. We have assumed the genuineness of all signatures and the conformity to the original documents of the copies of documents supplied to us as originals or reproduced copies.

Based upon the foregoing, we are of the opinion that the Shares referred to in the Rule 24f-2 Notice were validly issued, fully paid and non-assessable by the Fund.

                       STROOCK & STROOCK & LAVAN

Prairie Institutional Funds
Page 2

We consent to the filing of this opinion with the Rule 24f-2 Notice referred to above. In giving such permission, we do not admit hereby that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

Very truly yours,


STROOCK & STROOCK & LAVAN

                 STROOCK & STROOCK & LAVAN

Prairie Institutional Funds
Page 3
                                                EXHIBIT A

Name of Series                      Shares
--------------                      ------
Cash Management Fund                1,768,085,486

Treasury Prime Cash Management
   Fund                             2,563,849,071

U.S. Government Securities
   Cash Management Fund               391,476,763